Stradley Ronon Stevens & Young, LLP 2005 Market Street Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

J. Stephen Feinour, Jr.
Partner
jfeinourjr@stradley.com
215.564.8521

May 9, 2023

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Grayscale Funds Trust
Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Grayscale Funds Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”).  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in three series: Grayscale Global Bitcoin Composite ETF, Grayscale Ethereum Futures ETF and Grayscale Privacy ETF (each, a “Fund,” and collectively, the “Funds”).  Initially, the Funds intend to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  The Funds will be non-diversified for purposes of the 1940 Act.

Please direct questions and comments relating to this filing to me at the above number or, in my absence, to Mike Mundt at (202) 419-8403 and Shawn Hendricks at (215) 564-8778.

Sincerely,

/s/ J. Stephen Feinour, Jr._____ J. Stephen Feinour, Jr., Esquire